TRADE AND OTHER RECEIVABLES - Movements in the allowance for expected credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	$ (437)
Accruals for expected credit losses	0	$ 0	$ 48
Expected credit losses ending balance	(584)	(437)
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	(177)
Expected credit losses ending balance	(249)	(177)
Expected credit losses | Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	75	70
Acquisition of a subsidiary	1	0
Divestment of a subsidiary	0	(1)
Accruals for expected credit losses	34	28
Recoveries	(8)	(8)
Accounts receivable written off	(18)	(8)
Reclassification as held for sale	0	(1)
Foreign currency translation adjustment	0	(3)
Other movements	1	(2)
Expected credit losses ending balance	$ 85	$ 75	$ 70